Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 01, 2014	Apr. 11, 2013	Oct. 14, 2014	Apr. 14, 2014	Nov. 21, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock unit, granted	19,848	102,117	80,298
Weighted average value, granted	$ 23.50	$ 10.00	$ 7.44
Vesting term	Vest on the third anniversary of the grant date.
Restricted stock unit, vesting in period	61,350	258,000	150,000
Share vested, total fair value	$ 1,802,463	$ 6,950,520
Share-based compensation costs	728,616	728,589
Total compensation cost not yet recognized	1,271,473
Vesting period	5 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	686,170	948,311
Total compensation cost not yet recognized period for recognition	10 months 17 days	1 year 6 months 11 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition	2 years 4 months 6 days
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	$ 393,689
2013 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant	3,000,000
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock unit, granted				60,000
Weighted average value, granted				$ 10.00
Officers and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock unit, granted						42,117
Weighted average value, granted						$ 10.04
Granted, number of shares					2,500
Weighted average value, per share					$ 19.59
Officers And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of shares							30,000	197,055
Weighted average value, per share							$ 6.23	$ 7.45
Vesting period							3 years
Share-based Compensation, expiration period							10 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of shares								12,348	5,000
Weighted average value, per share								$ 24.29	$ 23.50